MARKETABLE SECURITIES - Schedule of Changes in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities [Abstract]
Balance at the beginning of the year	$ 3,642	$ 836
Repurchase of marketable securities pledged to creditors	7,323	8,392
Unrealized gain (loss)	(2,491)	1,737	$ (3,526)
Marketable securities pledged to creditors	(5,835)	(7,323)
Total	$ 2,639	$ 3,642	$ 836